Shareholders' equity - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Pre-tax amount
Actuarial gains and losses	$ 42	$ 25	$ 32	$ 67		$ 158
Change in fair value of investments in equity instruments	(2)	7		5
Currency translation adjustment generated by the parent company	(4,761)	2,131	4,524	(2,630)		5,464
Sub-total items not potentially reclassifiable to profit and loss				(2,558)		5,622
Currency translation adjustment	1,330	(362)	(1,218)	968		(1,418)
Available for sale financial assets			1
Cash flow hedge	77	178	(79)	255		34
Variation of foreign currency basis spread	2	(29)		(27)
Share of other comprehensive income of equity affiliates, net amount				(132)		(463)
Other	(2)		(3)	(2)
Sub-total items potentially reclassifiable to profit and loss				1,062		(1,847)
Total other comprehensive income				(1,496)		3,775
Tax effect
Actuarial gains and losses				(18)		(53)
Sub-total items not potentially reclassifiable to profit and loss	(20)	2	(12)	(18)		(53)
Available for sale financial assets						(1)
Cash flow hedge				(81)		(8)
Variation of foreign currency basis spread				6
Sub-total items potentially reclassifiable to profit and loss	(27)	(48)	30	(75)		(9)
Total other comprehensive income				(93)		(62)
Net amount
Actuarial gains and losses				49		105
Change in fair value of investments in equity instruments				5
Currency translation adjustment generated by the parent company	(4,761)	2,131	4,524	(2,630)		5,464
Sub-total items not potentially reclassifiable to profit and loss	(4,741)	2,165	4,544	(2,576)		5,569
Currency translation adjustment				968		(1,418)
Available for sale financial assets						(1)
Cash flow hedge				174		26
Variation of foreign currency basis spread				(21)
Share of other comprehensive income of equity affiliates, net amount	36	(168)	(794)	(132)		(463)
Other				(2)
Sub-total items potentially reclassifiable to profit and loss	1,416	(429)	(2,063)	987		(1,856)
Total other comprehensive income (net amount)	$ (3,325)	$ 1,736	$ 2,481	$ (1,589)	$ 3,012	$ 3,713